ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
Schedule of accumulated other comprehensive loss
	December 31,
	2011	2010
Unamortized realized losses from interest rate lock derivatives	$(1)	$(1)
Adjustments for supplemental executive retirement plans	(51)	(42)
Accumulated other comprehensive loss	$(52)	$(43)